Schedule III - Supplementary Insurance Information	9 Months Ended
Sep. 30, 2024
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
Supplementary Information
($ in millions)

Year Ended December 31, 2023	Deferred Policy Acquisition Costs	Net Reserves for Losses and LAE	Net Reserves for Unearned Premiums	Net Earned Premiums	Net Investment Income	Losses and LAE Expenses	Policy Acquisition Expenses	Net Written Premiums	General and Administrative Expenses
Reinsurance	$201.5	$1,373.1	$644.5	$1,154.5		$611.1	$208.6	$1,098.0	$120.6
Insurance	94.7	1,859.7	1,048.3	1,460.0		941.9	171.6	1,483.9	233.9
Total	$296.2	$3,232.8	$1,692.8	$2,614.5	$275.7	$1,553.0	$380.2	$2,581.9	$354.5

Year to date December 31, 2022	Deferred Policy Acquisition Costs	Net Reserves for Losses and LAE	Net Reserves for Unearned Premiums	Net Earned Premiums	Net Investment Income	Losses and LAE Expenses	Policy Acquisition Expenses	Net Written Premiums	General and Administrative Expenses
Reinsurance	$227.2	$1,360.7	$862.4	$1,251.8		$770.3	$252.4	$1,426.4	$142.5
Insurance	91.8	1,452.5	857.8	1,436.9		909.7	179.4	1,469.6	244.0
Total	$319.0	$2,813.2	$1,720.2	$2,688.7	$188.1	$1,680.0	$431.8	$2,896.0	$386.5

Year to date December 31, 2021	Deferred Policy Acquisition Costs	Net Reserves for Losses and LAE	Net Reserves for Unearned Premiums	Net Earned Premiums	Net Investment Income	Losses and LAE Expenses	Policy Acquisition Expenses	Net Written Premiums	General and Administrative Expenses
Reinsurance	$205.2	$2,148.4	$688.6	$1,118.8		$705.2	$221.6	$1,199.0	$121.3
Insurance	85.6	2,165.3	827.6	1,291.7		988.1	192.5	1,388.7	211.8
Total	$290.8	$4,313.7	$1,516.2	$2,410.5	$147.5	$1,693.3	$414.1	$2,587.7	$333.1